TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Movement in allowance for expected credit losses (Details) - Trade Receivables - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in the allowance for expected credit losses
Opening balance	$ 4,711,371	$ 6,795,663
Increase (decrease)	150,671	1,697,887
Provision reversal	(654,381)	(3,832,220)
Increases (decrease) for changes of foreign currency	586,324	50,041
Sub - total movements	(218,728)	(2,084,292)
Ending balance	$ 4,492,643	$ 4,711,371